Document and Entity Information	Jan. 07, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 07, 2026
Entity File Number	0-8814
Entity Registrant Name	PURE CYCLE CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0705083
Entity Address State Or Province	CO
Entity Address, Address Line One	34501 East Quincy Avenue, Building 1, Suite D
Entity Address, City or Town	Watkins
Entity Address, Postal Zip Code	80137
City Area Code	303
Local Phone Number	292-3456
Title of 12(b) Security	Common Stock 1/3 of $.01 par value
Trading Symbol	PCYO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000276720
Amendment Flag	false